BASIS OF PREPARATION BASIS OF PREPARATION (Narrative) (Details) - USD ($)	Jan. 03, 2021	Dec. 29, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 30, 2018
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	$ 82,464,000	$ 81,500,000
Right-of-use assets	59,445,000	$ 73,539,000			$ 0
Impact of initial application of new IFRS on retained earnings			$ 2,176,000
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Deferred lease credits related to lease inducements				$ 1,900,000
Prepaid rent transferred to right-of-use asset				1,200,000
Decrease in Right-of-use assets				1,200,000
Non-current onerous contracts provision				4,600,000
Lease liabilities				87,900,000
Right-of-use assets				78,119,000
Net investment in sublease				2,400,000
Impact of initial application of new IFRS on retained earnings				$ (2,200,000)
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				3.89%
Interest rate risk
Disclosure of initial application of standards or interpretations [line items]
Notional amount	800,000,000
Interest rate risk | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount	$ 275,000,000